Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

30. Subsequent Events

On January 31, 2020, GasLog repurchased and cancelled NOK 434,000 of the outstanding NOK 2021 Bonds at a price of 104.0% of par value, resulting in a loss of $1,937.

On February 5, 2020, the board of directors declared a quarterly cash dividend of $0.15 per common share payable on March 12, 2020 to shareholders of record as of March 2, 2020.

On February 7, 2020, GasLog paid $17,625 for the acquisition of LLIs, following the expiration of the arrangement, whereby GasLog would have access to all LLIs necessary for the conversion of a GasLog LNG carrier into an FSRU.

On February 13, 2020, GasLog drew $23,346 under the revolving credit facility of the Legacy Facility Refinancing, reducing the available amount to $76,654 which can be drawn and repaid at any time until January 2021 and July 2021, respectively.

On February 13, 2020 and February 14, 2020, GasLog repurchased 323,919 common shares at a weighted average price of $6.1443 per share for a total amount of $2,000 under its share repurchase programme.